Statements of Changes in Partners' Capital - USD ($)	Total	Class A [Member]	Class B [Member]	Class C [Member]	Class Z [Member]	LV Futures Fund L.P. [Member]	LV Futures Fund L.P. [Member] Class A [Member]	LV Futures Fund L.P. [Member] Class B [Member]	LV Futures Fund L.P. [Member] Class C [Member]	LV Futures Fund L.P. [Member] Class Z [Member]
Partners' Capital at Dec. 31, 2013	$ 21,306,832	$ 17,545,441	$ 2,295,673	$ 1,080,593	$ 385,125	$ 22,030,579	$ 14,640,613	$ 2,974,351	$ 4,000,502	$ 415,113
Subscriptions	938,035	938,035				25,000	25,000
Net income (loss)	1,222,070	1,022,004	121,402	49,188	29,476	740,380	539,868	80,494	99,734	20,284
Redemptions	(5,193,262)	(4,140,112)	(527,659)	(327,787)	(197,704)	(9,517,609)	(5,850,567)	(1,410,486)	(1,984,218)	(272,338)
Partners' Capital at Dec. 31, 2014	18,273,675	$ 15,365,368	$ 1,889,416	$ 801,994	$ 216,897	13,278,350	$ 9,354,914	$ 1,644,359	$ 2,116,018	$ 163,059
Balance (in units) at Dec. 31, 2013		19,452.230	2,464.672	1,123.476	375.510		16,259.279	3,198.746	4,166.314	405.437
Subscriptions (in units)		1,024.730					28.034
Redemptions (in units)		(4,572.219)	(580.171)	(352.690)	(181.948)		(6,574.588)	(1,553.676)	(2,126.464)	(259.478)
Balance (in units) at Dec. 31, 2014		15,904.741	1,884.501	770.786	193.562		9,712.725	1,645.070	2,039.850	145.959
Subscriptions	227,500	$ 227,500				40,000	$ 40,000
Net income (loss)	(1,025,834)	(886,128)	$ (86,748)	$ (43,161)	$ (9,797)	(621,172)	(456,507)	$ (70,529)	$ (90,667)	$ (3,469)
Redemptions	(3,953,815)	(3,223,136)	(715,689)		(14,990)	(1,801,337)	(1,667,586)	(103,676)		(30,075)
Partners' Capital at Dec. 31, 2015	13,521,526	$ 11,483,604	$ 1,086,979	$ 758,833	$ 192,110	10,895,841	$ 7,270,821	$ 1,470,154	$ 2,025,351	$ 129,515
Subscriptions (in units)		233.984					42.147
Redemptions (in units)		(3,448.916)	(732.907)		(14.181)		(1,788.382)	(100.702)		(26.047)
Balance (in units) at Dec. 31, 2015		12,689.809	1,151.594	770.786	179.381		7,966.490	1,544.368	2,039.850	119.912
Subscriptions						10,222	$ 10,222
Net income (loss)	(1,208,508)	$ (1,020,101)	$ (108,706)	$ (67,363)	$ (12,338)	(709,201)	(504,178)	$ (94,922)	$ (102,371)	$ (7,730)
Redemptions	(3,370,582)	(2,847,054)	(146,018)	(312,508)	(65,002)	(2,680,384)	(1,472,865)	(582,244)	(595,275)	(30,000)
Partners' Capital at Dec. 31, 2016	$ 8,942,436	$ 7,616,449	$ 832,255	$ 378,962	$ 114,770	$ 7,516,478	$ 5,304,000	$ 792,988	$ 1,327,705	$ 91,785
Subscriptions (in units)							10.735
Redemptions (in units)		(3,231.050)	(165.664)	(342.530)	(61.351)		(1,660.042)	(643.417)	(600.844)	(29.379)
Balance (in units) at Dec. 31, 2016		9,458.759	985.930	428.256	118.030		6,317.183	900.951	1,439.006	90.533